Total revenue and income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue and income [Abstract]
Gross Revenue From Transaction Activities And Other Services	R$ 10,352,228	R$ 10,241,654	R$ 10,047,654
Gross financial income	9,391,519	6,858,109	6,438,774
Other financial income	699,333	402,394	288,333
Total gross revenue and income	20,443,080	17,502,157	16,774,761
Deductions from gross revenue from transactions activities and other services	(1,168,946)	(1,214,412)	(1,141,248)
Deduction from gross financial income	(241,092)	(205,063)	(186,039)
Deductions from gross other financial income	(223,410)	(134,281)	(112,560)
Total deductions from gross revenue and income	(1,633,448)	(1,553,756)	(1,439,847)
Total revenue	R$ 18,809,632	R$ 15,948,401	R$ 15,334,914